Segment Information - Reconciliation of Segment EBITDA to Loss before income taxes (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Segment Reporting [Line Items]
Segment EBITDA	$ (2,010)	$ (7,981)	$ (5,339)	$ (12,820)
Depreciation and amortization	255	219	467	397
Loss on investments accounted for under the equity method (note 8)	(1,283)	(3,686)	(2,664)	(7,570)
Foreign exchange loss (gain)	1,693	(4,224)	2,700	(5,427)
Change in fair value of warrant liability	1,496	0	1,496	0
Financing transaction costs	1,085	0	1,085	0
Interest on long-term debt	68	166	158	358
Interest and other income, net of bank charges	6	147	(736)	(502)
Loss before income taxes in continuing operations	(11,152)	(5,009)	(16,746)	(10,214)
Operating Segments
Segment Reporting [Line Items]
Segment EBITDA	(2,010)	(7,981)	(5,339)	(12,820)
Depreciation and amortization	1,207	944	2,343	2,690
Loss on investments accounted for under the equity method (note 8)	0	0	0	0
Operating Segments | Cespira
Segment Reporting [Line Items]
Segment EBITDA	(871)	(6,916)	(3,224)	(11,536)
Corporate
Segment Reporting [Line Items]
Loss on investments accounted for under the equity method (note 8)	(1,283)	(3,686)	(2,664)	(7,570)
Corporate and unallocated operating expenses	$ 4,127	$ 3,950	$ 6,797	$ 6,534